Document and Entity Information - shares	12 Months Ended
	Jun. 30, 2017	Nov. 09, 2017
Document and Entity Information [Abstract]
Entity Registrant Name	Yulong Eco-Materials Ltd
Entity Central Index Key	0001607741
Trading Symbol	YECOF
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Document Type	20-F
Document Period End Date	Jun. 30, 2017
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2017
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		2,411,070